SPROTT LOAN	12 Months Ended
Aug. 31, 2021
Sprott Loans [Abstract]
SPROTT LOAN [Text Block]

6.           SPROTT LOAN

On August 15, 2019, the Company announced it had entered into a senior secured credit facility with Sprott Private Resource Lending II (Collector), LP ("Sprott") and other lenders party thereto (the "Sprott Lenders") pursuant to which the Sprott Lenders advanced the Company $20.0 million in principal (the "Sprott Facility"). The loan was immediately drawn and was originally scheduled to mature on August 14, 2021. Principal amounts of the Sprott Facility outstanding are charged interest at a rate of 11% per annum, compounded monthly. The Company elected to exercise an option to extend the maturity date of $10.0 million in principal by one year in exchange for a payment in cash of $300, being equal to three percent of the outstanding principal amount not being repaid on the original maturity date. During fiscal 2021 the Company made principal repayments of $10.6 million to Sprott, reducing the principal balance due at August 31, 2021 to $9.4 million. Subsequent to year end, the Company has made further principal repayments of $4.9 million, bringing the principal balance due down to $3.6 million as of the date of publication for these consolidated financial statements. Scheduled interest payments are made monthly with interest of $1,590 having been paid to Sprott during the year ended August 31, 2021 (August 31, 2020 - $2,237).

The Company is required to maintain certain minimum working capital and cash balances under the Sprott Facility and is in compliance with these covenants at year end.

All fees directly attributable to the Sprott Facility are recorded against the loan balance and amortized using the effective interest method over the life of the loan, with the exception of $300 fee paid to Sprott to extend $10.0 million of the loan for one year which was offset by the accounting gain recognized of $348. In connection with the original principal advance the Company issued Sprott 800,000 common shares worth $1,000. Effective interest of $2,120 was recognized during the year ended August 31, 2021 (August 31, 2020 - $2,809).